UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21597

                             PRIMECAP ODYSSEY FUNDS
               (Exact name of registrant as specified in charter)



                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
              (Address of principal executive offices) (Zip code)


                                MICHAEL J. RICKS
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                    (Name and address of agent for service)



                                 (626) 304-9222
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31



Date of reporting period: APRIL 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.


SEMIANNUAL REPORT

For the Six Months Ended April 30, 2011





                                LOGO     PRIMECAP(R)
                            ------------ ODYSSEY FUNDS


                                                  PRIMECAP ODYSSEY STOCK (POSKX)

                                                 PRIMECAP ODYSSEY GROWTH (POGRX)

                                      PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

                TABLE OF CONTENTS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

Letter to Shareholders ...................................                     2

Performance Graphs

       PRIMECAP Odyssey Stock Fund .......................                     9

       PRIMECAP Odyssey Growth Fund ......................                    10

       PRIMECAP Odyssey Aggressive Growth Fund 11

Expense Example ..........................................                    12

Sector Breakdown .........................................                    14

Schedule of Investments

       PRIMECAP Odyssey Stock Fund .......................                    16

       PRIMECAP Odyssey Growth Fund ......................                    20

       PRIMECAP Odyssey Aggressive Growth Fund ...........                    25

Statements of Assets and Liabilities .....................                    29

Statements of Operations .................................                    30

Statement of Changes in Net Assets

       PRIMECAP Odyssey Stock Fund .......................                    31

       PRIMECAP Odyssey Growth Fund ......................                    32

       PRIMECAP Odyssey Aggressive Growth Fund ...........                    33

Financial Highlights

       PRIMECAP Odyssey Stock Fund .......................                    34

       PRIMECAP Odyssey Growth Fund ......................                    35

       PRIMECAP Odyssey Aggressive Growth Fund ...........                    36

Notes to Financial Statements ............................                    37

                LETTER TO SHAREHOLDERS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

For the six months ending April 30, 2011, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +15.72%, +17.39%, and +20.00%, respectively. By comparison, the unmanaged S&P 500 Index (S&P 500) produced a total return of +16.36% for the period.

The U.S. stock market provided strong returns during the six months ending April 30, 2011, extending the rally that began last summer as the economy continued its recovery from the recession. Gross domestic product (GDP) has increased for the past seven quarters. Both consumer spending and industrial production have increased as consumer confidence has improved and companies have rebuilt inventories and returned to growth mode.

However, there are reasons for caution regarding the sustainability of this recovery. Unemployment remains stubbornly high, housing markets show minimal improvement, the U.S. dollar has weakened relative to other major currencies, and balancing budgets at the federal, state, and local government levels poses daunting challenges. More recently, unrest in the Middle East and North Africa has added risk to an already elevated oil price, and the tragic earthquakes in Japan have disrupted the supply chains of many companies.

As always, the PRIMECAP Odyssey Funds remain focused on investing in companies that, in our judgment, offer better growth prospects than are currently anticipated by the market. We continue to be overweight in the health care and information technology sectors and underweight in the energy sector in each of the three PRIMECAP Odyssey Funds.

This sector allocation generally hurt the funds' results during the first six months of the fiscal year, as returns in both the health care and information technology sectors trailed the overall S&P 500 while the energy sector, fueled by rising commodity prices, enjoyed the highest returns of any sector. However, positive stock selection more than offset an overweight position in the information technology sector in each of the PRIMECAP Odyssey Funds. Each fund also benefited from underweight positions in the consumer staples, financials, and utilities sectors. Favorable stock selection in the health care sector also helped results in the PRIMECAP Odyssey Growth and PRIMECAP Odyssey Aggressive Growth Funds.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------

From November 1, 2010 to April 30, 2011, the Stock Fund's total return of +15.72% trailed the S&P 500's total return of +16.36%. On a relative basis, poor stock selection in the energy and materials sectors, along with an underweight position in the energy sector, detracted from the fund's returns. The fund's results were also hurt by its sizeable cash position during the period. This was partially offset by positive stock selection in the information technology sector.

L.M. Ericsson, Altera Corp., and Biogen Idec Inc. were among the top contributors to the fund's relative returns. L.M. Ericsson (+41.3%) and Altera Corp. (+56.4%) both benefited from increased investment in wireless network infrastructure. Biogen Idec (+55.7%) rose as investors reacted favorably to positive data for its potential oral therapy for multiple sclerosis. Other top contributors included Texas Instruments (+21.0%), Marsh & McLennan (+23.0%), and Range Resources (+51.2%).

On the negative side, major detractors included Schweitzer-Mauduit International, Southwest Airlines, and Research in Motion. Schweitzer-Mauduit International (-18.8%), a supplier of reconstituted tobacco and paper used in cigarettes, declined as European competitors challenged its patents for its proprietary low ignition tobacco paper. We believe demand for low ignition paper will expand rapidly as cigarette manufacturers around the world seek to meet emerging safety regulations. Southwest Airlines (-14.5%), along with other airlines, faced higher fuel costs as a consequence of political unrest in the Middle East. Yet, Southwest has continued to expand its market share, especially in new markets such as Denver and Boston, while maintaining its position as one of the lowest cost airlines in the U.S. We view Southwest's recent acquisition of AirTran Airways as a unique opportunity to accelerate the growth of its network into many new markets including Atlanta, the world's busiest airport. Research in Motion (-14.5%), maker of Blackberry smartphones and the new Blackberry Playbook tablet computer, has struggled as investors focus on its declining market share in North America relative to Apple's iPhone and phones based on the Android operating system. However, the company has continued to enjoy rapid growth in international markets, which now contribute the majority of the company's revenues. Additionally, we expect the company's aging product portfolio to be significantly refreshed over the coming months.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

The top 10 holdings, which collectively represent 34.4% of the portfolio at the period end, are listed below:

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND                                       ENDING % OF
TOP 10 HOLDINGS AS OF 4/30/11                                   TOTAL PORTFOLIO*
--------------------------------------------------------------------------------
Roche Holding AG                                                        4.9

Amgen Inc.                                                              4.2

Johnson & Johnson                                                       3.7

Texas Instruments Inc.                                                  3.5

Medtronic Inc.                                                          3.5

L.M. Ericsson (ADR)                                                     3.2

Marsh & McLennan Cos.                                                   3.0

Eli Lilly & Co.                                                         2.8

Novartis AG (ADR)                                                       2.8

Microsoft Corp.                                                         2.8
--------------------------------------------------------------------------------
TOTAL % OF PORTFOLIO                                                   34.4%
--------------------------------------------------------------------------------

* The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

From November 1, 2010 to April 30, 2011, the Growth Fund's total return was +17.39%, which exceeded both the S&P 500's total return of +16.36% and the Russell 1000 Growth Index's total return of +16.96%. Positive stock selection in the health care and information technology sectors was a major contributor to the fund's results. The fund also benefited from underweight positions in the consumer staples, financials, and utilities sectors. This was offset by an underweight position in the energy sector.

ImmunoGen (+62.5%), Cepheid (+53.6%), and Biogen Idec (+55.7%) were three health care stocks that helped the fund's relative results. ImmunoGen, the fund's largest holding, is a biotechnology company focused on developing targeted anti-cancer therapies using its expertise in conjugated monoclonal antibodies. Its stock rose on the release of positive clinical data for TDM-1, an antibody drug conjugate that is being developed by a partner as a possible treatment for some forms of metastatic breast cancer. Cepheid benefited from increasing market acceptance of its molecular diagnostic systems. For example, the World Health Organization recently endorsed the company's point of care tuberculosis test.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

Among information technology stocks, Altera (+56.4%) and Stratasys (+71.9%) were large contributors to the fund's returns. Stratasys, a maker of 3-D printers used for rapid prototyping and manufacturing of plastic parts, has continued to see strong growth in sales as Hewlett-Packard (HP) has ramped up its efforts to resell Stratasys' products under the HP brand.

Nektar Therapeutics (-28.8%) was one of the largest detractors from the fund's results due to a dilutive equity offering following management's failure to find a partner for its lead oncology drug candidate. As a result, the company will now take on greater financial risk to fund trials for the drug, but it also stands to potentially gain greater rewards if the drug is successful. Google (-11.3%), AMR Corp (-25.6%), and Southwest Airlines (-14.5%) also hurt the fund's returns.

The top 10 holdings, which collectively represent 27.9% of the portfolio at the period end, are listed below:

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND                                    ENDING % OF
TOP 10 HOLDINGS AS OF 4/30/11                                TOTAL PORTFOLIO*
--------------------------------------------------------------------------------

ImmunoGen Inc.                                                          3.8

Roche Holding AG                                                        3.7

Seattle Genetics Inc.                                                   3.5

Amgen Inc.                                                              3.4

Dendreon Corp.                                                          2.8

Altera Corp.                                                            2.6

Biogen Idec Inc.                                                        2.2

Cepheid Inc.                                                            2.2

Stratasys Inc.                                                          1.9

Medtronic Inc.                                                          1.8
--------------------------------------------------------------------------------
TOTAL % OF PORTFOLIO                                                   27.9%
--------------------------------------------------------------------------------

* The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From November 1, 2010 to April 30, 2011, the Aggressive Growth Fund's total return was +20.00%, ahead of the S&P 500's total return of +16.36% but behind the Russell Midcap Growth Index's total return of +22.62%. Positive stock selection in the information technology and health care sectors was the largest contributor to relative returns, partially offset by the fund's underweight position in the energy sector and poor stock selection in the consumer discretionary and industrials sectors.

ImmunoGen (+62.5%), Cepheid (+53.6%), and InterMune (+239.2%) were among the health care stocks with the highest returns in the portfolio. InterMune stock rose on the news that its drug to treat idiopathic pulmonary fibrosis (IPF) had received regulatory approval in Europe. This is the same drug that had been rejected in the U.S. by the FDA in 2010. Stratasys (+71.9%), Altera Corp (+56.4%), and GSI Commerce (+56.8%) were among the information technology stocks with the highest returns. GSI Commerce, an e-commerce company specializing in creating, developing, and running online shopping sites for retailers, announced in March that it was being acquired for a substantial premium.

On the negative side, Nektar Therapeutics (-28.8%), DreamWorks Animation (-25.0%), and AMR Corp (-25.6%) were among the biggest detractors from the fund's returns. DreamWorks Animation struggled with weaker than expected box office and home video sales. However, as a leading creator of animated films, DreamWorks appears well-positioned to capitalize on its ability to create new animated film franchises as well as to build upon existing ones.

LETTER TO SHAREHOLDERS
PRIMECAP Odyssey Funds
--------------------------------------------------------------------------------
CONTINUED

The top 10 holdings, which collectively represent 31.6% of the portfolio at the period end, are listed below:

--------------------------------------------------------------------------------
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND                    ENDING % OF
TOP 10 HOLDINGS AS OF 4/30/11                           TOTAL PORTFOLIO*
--------------------------------------------------------------------------------

Roche Holding AG                                                4.4

Seattle Genetics Inc.                                           3.9

Dendreon Corp.                                                  3.9

ImmunoGen                                                       3.8

Cepheid Inc.                                                    3.3

Stratasys Inc.                                                  3.0

Websense Inc.                                                   2.4

Altera Corp.                                                    2.4

Abiomed Inc.                                                    2.3

Conceptus Inc.                                                  2.2

--------------------------------------------------------------------------------
Total % of Portfolio                                           31.6%
--------------------------------------------------------------------------------

* The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

OUTLOOK

After seven consecutive quarters of increasing GDP and industrial production, it is fair to say that the economic recovery is well underway. Stocks have responded accordingly. The S&P 500 has roughly doubled from the lowest level reached in March 2009 at the depths of the financial crisis. Smaller capitalization stock indexes like the Russell 2000 have achieved even greater returns.

Although the economic recovery has continued, its sustainability, in our judgment, is not without risk. Labor and housing markets remain weak, the dollar has depreciated relative to many major currencies, and surging commodity prices fan fears of inflation and reduce consumer purchasing power. Additionally, balancing budgets at the federal, state, and local government levels will require austerity measures that may depress economic growth.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

Given the very strong recent gains posted by stocks and our more tempered economic outlook, we are at the margin more cautious on stocks than we were at the beginning of the year. We still find valuations reasonably attractive, particularly relative to bonds and cash. Many companies in which the funds are invested have been experiencing rapid growth in revenues and earnings, having recovered from the recession with more efficient operations and stronger balance sheets. We remain optimistic that innovation and global expansion should fuel growth, especially for information technology and health care companies, two sectors in which the funds have substantial investment and the United States has a strong competitive advantage.

Sincerely,

PRIMECAP Management Company
May 19, 2011



--------------------------------------------------------------------------------
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES, WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. MUTUAL FUND INVESTING INVOLVES RISK, AND LOSS OF PRINCIPAL IS POSSIBLE. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 INDEX is a broad based index of 500 stocks, which is widely recognized as representative of the market in general. THE RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL MID CAP GROWTH INDEX measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization. These indices do not incur expenses and are not available for investment.

Earnings growth is an indicator for measuring a company's success and can be the driving force behind stock price appreciation.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINIONS OF PRIMECAP MANAGEMENT COMPANY AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE.

                PERFORMANCE GRAPHS
                PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2011, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                          STOCK FUND                     INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
4/30/05                      10,490                      10,324
10/31/05                     11,480                      10,868
4/30/06                      13,047                      11,914
10/31/06                     13,487                      12,643
1/31/07                      14,632                      13,729
10/31/07                     15,359                      14,483
4/30/08                      13,799                      13,088
10/31/08                     10,332                       9,256
4/30/09                      10,095                       8,465
10/31/09                     12,042                      10,161
4/30/10                      14,110                      11,752
10/31/10                     13,986                      11,839
4/30/11                      16,185                      13,775



                                                        TOTAL RETURN
                                                PERIOD ENDED APRIL 30, 2011
                                                ---------------------------

                                                                  ANNUALIZED
                                                                SINCE INCEPTION
                                1 YEAR           5 YEAR            (11/01/04)
                                ------           ------         ---------------

PRIMECAP Odyssey Stock Fund     14.70%            4.40%              7.70%

S&P 500 Index*                  17.22%            2.95%              5.06%


--------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                PERFORMANCE GRAPHS
                PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2011, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                          GROWTH FUND                    INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
4/30/05                      10,450                      10,324
10/31/05                     11,620                      10,868
4/30/06                      13,208                      11,914
10/31/06                     13,769                      12,643
1/31/07                      14,845                      13,729
10/31/07                     15,898                      14,483
4/30/08                      13,919                      13,088
10/31/08                     10,246                       9,256
4/30/09                      10,262                       8,465
10/31/09                     12,437                      10,161
4/30/10                      14,901                      11,752
10/31/10                     15,044                      11,839
4/30/11                      17,659                      13,775



                                                        TOTAL RETURN
                                                PERIOD ENDED APRIL 30, 2011
                                                ---------------------------

                                                                  ANNUALIZED
                                                                SINCE INCEPTION
                                1 YEAR           5 YEAR            (11/01/04)
                                ------           ------         ---------------

PRIMECAP Odyssey Growth Fund     18.51%           5.98%              9.15%

S&P 500 Index*                   17.22%           2.95%              5.06%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUND IMPOSES A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS.

--------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                PERFORMANCE GRAPHS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ----------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2011, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                          GROWTH FUND                    INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
4/30/05                       9,890                      10,324
10/31/05                     11,240                      10,868
4/30/06                      13,110                      11,914
10/31/06                     13,920                      12,643
1/31/07                      15,280                      13,729
10/31/07                     16,253                      14,483
4/30/08                      13,134                      13,088
10/31/08                      9,654                       9,256
4/30/09                      10,113                       8,465
10/31/09                     12,583                      10,161
4/30/10                      16,185                      11,752
10/31/10                     16,501                      11,839
4/30/11                      19,801                      13,775



                                                        TOTAL RETURN
                                                PERIOD ENDED APRIL 30, 2011
                                                ---------------------------

                                                                  ANNUALIZED
                                                                SINCE INCEPTION
                                1 YEAR           5 YEAR            (11/01/04)
                                ------           ------         ---------------
PRIMECAP Odyssey Aggressive
  Growth Fund                    22.34%           8.60%              11.09%

S&P 500 Index*                   17.22%           2.95%               5.06%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUND IMPOSES A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS.

--------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                EXPENSE EXAMPLE
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                (UNAUDITED)

As a shareholder of one or more of the funds, you incur ongoing costs, including management fees and other fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six month period beginning November 1, 2010 and held through April 30, 2011.

ACTUAL EXPENSES

The information in the table adjacent to the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table adjacent to the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED) - CONTINUED


                        BEGINNING       ENDING    EXPENSES PAID   EXPENSE RATIO
                         ACCOUNT        ACCOUNT   DURING PERIOD*  DURING PERIOD*
                          VALUE          VALUE     (11/1/10 TO     (11/1/10 TO
                         (11/1/10)     (04/30/11)    04/30/11)      04/30/11)
--------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND

Actual Performance       $1,000.00      $1,157.20      $3.50          0.65%
Hypothetical Performance
 (5% return before
 expenses)               $1,000.00      $1,021.55      $3.28          0.65%
--------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND

Actual Performance       $1,000.00       $1,173.90     $3.54         0.66%
Hypothetical Performance
 (5% return before
 expenses)               $1,000.00       $1,021.54     $3.29         0.66%
--------------------------------------------------------------------------------
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

Actual Performance       $1,000.00       $1,200.00     $3.69         0.68%
Hypothetical Performance
 (5% return before
 expenses)               $1,000.00       $1,021.44     $3.39         0.68%
--------------------------------------------------------------------------------

--------
   * Expenses are equal to a fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

                SECTOR BREAKDOWN
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

                          PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------
                Consumer Discretionary                                  8.6%

                Consumer Staples                                        2.5%

                Energy                                                  9.7%

                Financials                                              4.9%

                Health Care                                            26.8%

                Industrials                                            14.4%

                Information Technology                                 23.2%

                Materials                                               6.5%

                Telecommunication Services                              0.0%

                Utilities                                               1.4%

                Short Term Investments and Other Net Assets             2.0%
                ================================================================
                TOTAL                                                 100.0%
                ----------------------------------------------------------------


                          PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------
                Consumer Discretionary                                  7.0%

                Consumer Staples                                        0.3%

                Energy                                                  6.7%

                Financials                                              3.3%

                Health Care                                            36.8%

                Industrials                                             9.4%

                Information Technology                                 29.2%

                Materials                                               2.9%

                Telecommunication Services                              0.1%

                Short Term Investments and Other Net Assets             4.3%
                ================================================================
                TOTAL                                                 100.0%
                ----------------------------------------------------------------

The tables above list sector allocations as a percentage of each fund's total net assets as of April 30, 2011. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SECTOR BREAKDOWN
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ----------------------------------------------------------------
                Consumer Discretionary                                  4.7%

                Consumer Staples                                        1.4%

                Energy                                                  4.4%

                Financials                                              1.3%

                Health Care                                            38.8%

                Industrials                                             9.1%

                Information Technology                                 33.1%

                Materials                                               2.6%

                Telecommunication Services                              0.1%

                Short Term Investments and Other Net Assets             4.5%
                ================================================================
                TOTAL 100.0%
                ----------------------------------------------------------------

The table above lists sector allocations as a percentage of the fund's total net assets as of April 30, 2011. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.


                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------
                APRIL 30, 2011 (UNAUDITED)

    Shares                                                            Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%

CONSUMER DISCRETIONARY - 8.6%
    21,000   Amazon.com, Inc. (a) .......................            $ 4,126,500
   188,700   Ascena Retail Group, Inc. (a) ..............              5,904,423
   102,600   Bed Bath & Beyond, Inc. (a) ................              5,757,912
   200,900   CarMax, Inc. (a) ...........................              6,971,230
   170,400   Collective Brands, Inc. (a) ................              3,578,400
    64,500   DIRECTV Group, Inc. (The) (a) ..............              3,134,055
    32,200   Kohl's Corp. ...............................              1,697,262
    50,000   Limited Brands, Inc. .......................              2,058,000
   200,000   Mattel, Inc. ...............................              5,344,000
     8,100   Men's Wearhouse, Inc. ......................                225,909
    59,900   Sony Corp.- ADR ............................              1,695,769
    96,700   TJX Cos, Inc. ..............................              5,185,054
   105,000   Walt Disney Co. (The) ......................              4,525,500
   212,500   Whirlpool Corp. ............................             18,313,250
                                                                     -----------
                                                                      68,517,264
                                                                     -----------

CONSUMER STAPLES - 2.5%
   190,000   Kellogg Co. ................................             10,881,300
    60,000   PepsiCo, Inc. ..............................              4,133,400
    80,000   Procter & Gamble Co. .......................              5,192,000
                                                                     -----------
                                                                      20,206,700
                                                                     -----------

ENERGY - 9.7%
   100,000   Cameco Corp. ...............................              2,948,000
    85,200   Cameron International Corp. (a) ............              4,491,744
   120,000   Cenovus Energy, Inc. .......................              4,608,000
    67,900   EOG Resources, Inc. ........................              7,666,589
    56,800   Hess Corp. .................................              4,882,528
   302,900   McDermott International, Inc. (a) ..........              6,993,961
    94,700   National Oilwell Varco, Inc. ...............              7,262,543
    50,000   Noble Energy, Inc. .........................              4,813,500
   304,000   Petroleo Brasileiro SA - ADR ...............             10,144,480
   208,300   Range Resources Corp. ......................             11,758,535
    91,034   Schlumberger Ltd. ..........................              8,170,302
    53,000   Transocean Ltd. (a) ........................              3,855,750
                                                                     -----------
                                                                      77,595,932
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

16


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--(CONTINUED)

    Shares                                                            Value
--------------------------------------------------------------------------------
FINANCIALS - 4.9%
    79,000   Charles Schwab Corp. (The) .................            $ 1,446,490
    80,000   Chubb Corp. ................................              5,215,200
   111,100   Discover Financial Services ................              2,759,724
   799,600   Marsh & McLennan Cos., Inc. ................             24,211,888
   135,600   Mercury General Corp. ......................              5,388,744
                                                                     -----------
                                                                      39,022,046
                                                                     -----------

HEALTH CARE - 26.8%
     8,000   Abbott Laboratories ........................                416,320
    75,000   Affymetrix, Inc. (a) .......................                405,000
   592,400   Amgen, Inc. (a) ............................             33,677,940
   158,500   Biogen Idec, Inc. (a) ......................             15,429,975
   227,900   Boston Scientific Corp. (a) ................              1,706,971
   611,000   Eli Lilly & Co. ............................             22,613,110
   473,935   GlaxoSmithKline PLC - ADR ..................             20,692,002
   447,700   Johnson & Johnson ..........................             29,422,844
   668,000   Medtronic, Inc. ............................             27,889,000
   378,950   Novartis AG - ADR ..........................             22,422,471
   237,716   Roche Holding AG - CHF .....................             38,556,711
                                                                     -----------
                                                                     213,232,344
                                                                     -----------

INDUSTRIALS - 14.4%
    23,800   Alaska Air Group, Inc. (a) .................              1,567,706
    10,000   Alexander & Baldwin, Inc. ..................                527,000
   160,100   AMR Corp. (a) ..............................                939,787
   244,900   Arkansas Best Corp. ........................              5,635,149
   459,700   Babcock & Wilcox Co. (a) ...................             14,439,177
   201,400   Boeing Co. .................................             16,067,692
    50,000   Canadian Pacific Railway Ltd. ..............              3,312,000
     8,300   Caterpillar, Inc. ..........................                957,903
    10,000   Deere & Co. ................................                975,000
    26,200   FedEx Corp. ................................              2,506,554
   201,900   Honeywell International, Inc. ..............             12,362,337
    23,500   JetBlue Airways Corp. (a) ..................                133,010
   140,000   Norfolk Southern Corp. .....................             10,455,200
    64,300   Pall Corp. .................................              3,757,692
   179,400   Ritchie Bros. Auctioneers, Inc. ............              5,609,838
   100,700   Rockwell Automation, Inc. ..................              8,773,991
 1,039,200   Southwest Airlines Co. .....................             12,210,600
     1,900   Thomas & Betts Corp. (a) ...................                110,143

      The accompanying notes are an integral part of these financial statements.

                                                                              17


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--(CONTINUED)

    Shares                                                            Value
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
    36,000   Union Pacific Corp. ........................            $ 3,724,920
   140,000   United Parcel Service, Inc. - Class B ......             10,495,800
                                                                     -----------
                                                                     114,561,499
                                                                     -----------

INFORMATION TECHNOLOGY - 23.2%
    45,650   Accenture Ltd. - Class A ...................              2,607,984
   237,200   Altera Corp. ...............................             11,551,640
   268,700   Applied Materials, Inc. ....................              4,215,903
    24,577   ASML Holding N.V. - ADR ....................              1,026,336
   200,000   Corning, Inc. ..............................              4,188,000
   100,000   Diebold, Inc. ..............................              3,380,000
   416,400   Electronic Arts, Inc. (a) ..................              8,402,952
   204,600   EMC Corp. (a) ..............................              5,798,364
     4,900   Google, Inc. - Class A (a) .................              2,666,090
    46,000   Hewlett-Packard Co. ........................              1,857,020
   260,000   Intel Corp. ................................              6,029,400
    94,700   Intuit, Inc. (a) ...........................              5,261,532
   302,600   KLA-Tencor Corp. ...........................             13,284,140
 1,664,700   L.M. Ericsson Telephone Co. - ADR ..........             25,303,440
   838,700   Microsoft Corp. ............................             21,822,974
    14,112   Motorola Mobility Holdings, Inc. (a) .......                367,759
    16,128   Motorola Solutions, Inc. (a) ...............                739,952
    81,400   NeuStar, Inc. - Class A (a) ................              2,188,846
   284,000   NVIDIA Corp. (a) ...........................              5,680,000
    50,700   Oracle Corp. ...............................              1,827,735
    45,900   QUALCOMM, Inc. .............................              2,608,956
   212,600   Research In Motion Ltd. (a) ................             10,342,990
   225,800   Symantec Corp. (a) .........................              4,436,970
   787,800   Texas Instruments, Inc. ....................             27,990,534
    90,000   Visa, Inc. - Class A .......................              7,030,800
   100,000   Xilinx, Inc. ...............................              3,486,000
    24,800   Yahoo!, Inc. (a) ...........................                440,200
                                                                     -----------
                                                                     184,536,517
                                                                     -----------

MATERIALS - 6.5%
   113,600   Freeport-McMoRan Copper & Gold, Inc. .......              6,251,408
    71,900   Monsanto Co. ...............................              4,892,076
    44,100   Newmont Mining Corp. .......................              2,584,701

The accompanying notes are an integral part of these financial statements.

18


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--(CONTINUED)


    Shares                                                            Value
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
   159,500   Potash Corp. of Saskatchewan, Inc. .........            $ 8,992,610
   298,500   Schweitzer-Mauduit International, Inc. .....             15,474,240
   309,293   Vulcan Materials Co. .......................             13,980,044
                                                                     -----------
                                                                      52,175,079
                                                                     -----------
TELECOMMUNICATION SERVICES - 0.0%
    56,600   Sprint Nextel Corp. (a) ....................                293,188
                                                                     -----------

UTILITIES -1.4%
    80,000   Edison International .......................              3,141,600
    50,000   NextEra Energy, Inc. .......................              2,828,500
   152,600   Public Service Enterprise Group, Inc. ......              4,909,142
                                                                     -----------
                                                                      10,879,242
                                                                     -----------
TOTAL COMMON STOCKS
 (Cost $627,809,331) ....................................          $ 781,019,811
                                                                   -------------

SHORT TERM INVESTMENTS - 1.8%
14,606,275   Dreyfus Treasury Prime Cash Management Fund            $ 14,606,275
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $14,606,275) .....................................             14,606,275
                                                                    ------------

TOTAL INVESTMENTS - 99.8%
 (Cost $642,415,606) ....................................            795,626,086
Other Assets in Excess of Liabilities - 0.2% ............              1,525,370
                                                                    ------------
TOTAL NET ASSETS - 100.0% ...............................           $797,151,456
                                                                    ============

--------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Franc.
(a) Non-Income Producing.

The Global Industry Classification Standard (GICS (R)) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC
("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

      The accompanying notes are an integral part of these financial statements.

                                                                              19


                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------
                APRIL 30, 2011 (UNAUDITED)


    Shares                                                            Value
--------------------------------------------------------------------------------

COMMON STOCKS - 95.7%

CONSUMER DISCRETIONARY - 7.0%
   250,000   99 Cents Only Stores (a) ...................         $    5,040,000
    77,900   Amazon.com, Inc. (a) .......................             15,307,350
   357,900   Ascena Retail Group, Inc. (a) ..............             11,198,691
   275,600   Bed Bath & Beyond, Inc. (a) ................             15,466,672
   717,000   CarMax, Inc. (a) ...........................             24,879,900
    80,000   Carnival Corp. .............................              3,045,600
   166,200   DIRECTV Group, Inc. (The) (a) ..............              8,075,658
   752,000   DreamWorks Animation SKG, Inc. (a) .........             19,920,480
   228,500   Gentex Corp. . .............................              7,163,475
    55,850   Kohl's Corp.................................              2,943,854
   100,000   Limited Brands, Inc.........................              4,116,000
   400,000   Mattel, Inc.................................             10,688,000
   182,300   Quiksilver, Inc. (a) .......................                793,005
   252,100   Sony Corp. - ADR ...........................              7,136,951
    63,000   TJX Cos, Inc................................              3,378,060
                                                                  --------------
                                                                     139,153,696
                                                                  --------------

CONSUMER STAPLES - 0.3%
   100,000   Procter & Gamble Co. .......................              6,490,000
                                                                  --------------

ENERGY - 6.7%
   140,000   Cenovus Energy, Inc. .......................              5,376,000
   104,400   EnCana Corp. ...............................              3,499,488
   140,000   EOG Resources, Inc. ........................             15,807,400
   120,000   Hess Corp. .................................             10,315,200
   300,000   McDermott International, Inc. (a) ..........              6,927,000
   180,000   National Oilwell Varco, Inc. ...............             13,804,200
    80,000   Noble Energy, Inc. .........................              7,701,600
   170,000   Oceaneering International, Inc. (a) ........             14,861,400
   187,900   Petroleo Brasileiro SA - ADR ...............              6,270,223
   340,000   Range Resources Corp. ......................             19,193,000
   173,100   Schlumberger Ltd. ..........................             15,535,725
   300,000   Southwestern Energy Co. (a) ................             13,158,000
                                                                  --------------
                                                                     132,449,236
                                                                  --------------

The accompanying notes are an integral part of these financial statements.

20


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------
FINANCIALS - 3.3%
   533,900   Charles Schwab Corp. (The) .................         $    9,775,709
   100,000   Berkshire Hathaway, Inc. - Class B (a) .....              8,330,000
   180,000   Chubb Corp. ................................             11,734,200
 1,045,700   Marsh & McLennan Cos., Inc. ................             31,663,796
   140,000   Progressive Corp. (The) ....................              3,071,600
                                                                  --------------
                                                                      64,575,305
                                                                  --------------

HEALTH CARE - 36.8%
   850,000   Abiomed, Inc. (a) ..........................             14,773,000
 2,705,000   Accuray, Inc. (a) ..........................             24,047,450
   199,400   Affymetrix, Inc. (a) .......................              1,076,760
 1,193,300   Amgen, Inc. (a) ............................             67,839,105
   451,500   Biogen Idec, Inc. (a) ......................             43,953,525
   298,200   BioMarin Pharmaceutical, Inc. (a) ..........              8,018,598
   672,500   Boston Scientific Corp. (a) ................              5,037,025
 1,340,100   Cepheid, Inc. (a) ..........................             43,298,631
    40,000   Cerner Corp. (a) ...........................              4,807,200
 2,253,728   Conceptus, Inc. (a) (b) ....................             34,775,023
 1,271,500   Dendreon Corp. (a) .........................             55,221,245
   787,200   Eli Lilly & Co. ............................             29,134,272
    88,800   GlaxoSmithKline PLC - ADR ..................              3,877,008
   270,000   Illumina, Inc. (a) .........................             19,164,600
 5,620,000   ImmunoGen, Inc. (a) (b) ....................             75,083,200
   270,000   Johnson & Johnson ..........................             17,744,400
   200,000   Kinetic Concepts, Inc. (a) .................             11,806,000
   120,000   Life Technologies Corp. (a) ................              6,624,000
   872,300   Medtronic, Inc. ............................             36,418,525
   300,000   Momenta Pharmaceuticals, Inc. (a) ..........              5,661,000
 2,930,600   Nektar Therapeutics (a) ....................             30,419,628
   344,750   Novartis AG - ADR ..........................             20,398,858
   145,000   NuVasive, Inc. (a) .........................              4,479,050
   260,000   OraSure Technologies, Inc. (a) .............              2,290,600
   457,632   Roche Holding AG - CHF .....................             74,226,323
 4,179,600   Seattle Genetics, Inc. (a) .................             69,423,156
   136,200   SurModics, Inc. (a) ........................              2,092,032
   168,500   Waters Corp. (a) ...........................             16,513,000
                                                                  --------------
                                                                     728,203,214
                                                                  --------------
      The accompanying notes are an integral part of these financial statements.

                                                                              21


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------

INDUSTRIALS - 9.4%
   637,000   AECOM Technology Corp. (a) .................           $ 17,364,620
 2,317,300   AMR Corp. (a) ..............................             13,602,551
   680,000   Babcock & Wilcox Co. (a) ...................             21,358,800
   300,000   C. H. Robinson Worldwide, Inc. .............             24,054,000
   133,600   Caterpillar, Inc. ..........................             15,418,776
   187,565   Colfax Corp. (a) ...........................              4,098,295
   320,000   Expeditors International Washington, Inc. ..             17,366,400
    50,600   FedEx Corp. ................................              4,840,902
   850,150   JetBlue Airways Corp. (a) ..................              4,811,849
   107,800   Pall Corp. .................................              6,299,832
   389,000   Ritchie Bros. Auctioneers, Inc. ............             12,164,030
    50,000   Rockwell Automation, Inc. ..................              4,356,500
 2,376,600   Southwest Airlines Co. .....................             27,925,050
   182,100   United Parcel Service, Inc. - Class B ......             13,652,037
                                                                  --------------
                                                                     187,313,642
                                                                  --------------

INFORMATION TECHNOLOGY - 29.2%
    57,850   Accenture Ltd. - Class A ...................              3,304,970
   702,500   Adobe Systems, Inc. (a) ....................             23,568,875
   200,000   Akamai Technologies, Inc. (a) ..............              6,888,000
 1,040,000   Altera Corp. ...............................             50,648,000
   389,300   Applied Materials, Inc. ....................              6,108,117
   116,000   ASML Holding N.V. - ADR ....................              4,844,160
   138,000   Avid Technology, Inc. (a) ..................              2,564,040
    30,000   Cisco Systems, Inc. (a) ....................                526,800
   198,800   Corning, Inc. ..............................              4,162,872
   350,100   Cree, Inc. (a) .............................             14,263,074
    37,000   Cymer, Inc. (a) ............................              1,780,070
 1,752,000   Electronic Arts, Inc. (a) ..................             35,355,360
   783,700   EMC Corp. (a) ..............................             22,210,058
 2,160,000   Flextronics International Ltd. (a) .........             15,055,200
   833,450   FormFactor, Inc. (a) .......................              8,642,877
    62,580   Google, Inc. - Class A (a) .................             34,049,778
   530,000   GSI Commerce, Inc. (a) .....................             15,513,100
    90,000   Hewlett-Packard Co. ........................              3,633,300
   250,700   Intel Corp. ................................              5,813,733
   390,400   Intuit, Inc. (a) ...........................             21,690,624
   331,300   KLA-Tencor Corp. ...........................             14,544,070
 2,362,800   L.M. Ericsson Telephone Co. - ADR ..........             35,914,560
     5,500   MasterCard, Inc. - Class A ..................             1,517,395


The accompanying notes are an integral part of these financial statements.

22


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
   525,000   Micron Technology, Inc. (a) ................         $    5,927,250
   676,300   Microsoft Corp. ............................             17,597,326
    30,737   Motorola Mobility Holdings, Inc. (a) .......                801,006
    35,128   Motorola Solutions, Inc. (a) ...............              1,611,673
   195,900   NeuStar, Inc. - Class A (a) ................              5,267,751
 1,530,000   Nuance Communications, Inc. (a) ............             31,671,000
   540,000   NVIDIA Corp. (a) ...........................             10,800,000
   231,100   Oracle Corp. ...............................              8,331,155
    90,000   QUALCOMM, Inc. .............................              5,115,600
   409,800   Rambus, Inc. (a) ...........................              8,155,020
   598,850   Research In Motion Ltd. (a) ................             29,134,052
   151,800   SanDisk Corp. (a) ..........................              7,459,452
   680,000   Stratasys, Inc. (a) ........................             36,618,000
   536,400   Symantec Corp. (a) .........................             10,540,260
   884,000   Texas Instruments, Inc. ....................             31,408,520
   200,000   Trimble Navigation Ltd. (a) ................              9,368,000
   265,000   Visa, Inc. - Class A .......................             20,701,800
   120,000   Xilinx, Inc. ...............................              4,183,200
                                                                  --------------
                                                                     577,290,098
                                                                  --------------

MATERIALS - 2.9%
   470,900   Monsanto Co. ...............................             32,040,036
   117,600   Potash Corp. of Saskatchewan, Inc. .........              6,630,288
    17,250   Praxair, Inc. ..............................              1,835,745
   378,200   Vulcan Materials Co. .......................             17,094,640
                                                                  --------------
                                                                      57,600,709
                                                                  --------------

TELECOMMUNICATION SERVICES - 0.1%
   292,450   Sprint Nextel Corp. (a) ....................              1,514,891
                                                                  --------------

TOTAL COMMON STOCKS
  (Cost $1,492,157,673) .................................         $1,894,590,791
                                                                  --------------


      The accompanying notes are an integral part of these financial statements.

                                                                              23


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.2%
83,064,411   Dreyfus Treasury Prime Cash Management Fund          $   83,064,411
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $83,064,411) .....................................             83,064,411
                                                                  --------------
TOTAL INVESTMENTS - 99.9%
 (Cost $1,575,222,084) ..................................          1,977,655,202
Other Assets in Excess of Liabilities - 0.1% ............              1,237,973
                                                                  --------------
TOTAL NET ASSETS - 100.0% ...............................         $1,978,893,175
                                                                  ==============

------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Franc.
(a)  Non-Income Producing.
(b)  Considered  an affiliated company of the fund as the fund owns more than 5%
     of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS (R)) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC
("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.


The accompanying notes are an integral part of these financial statements.

24


                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ----------------------------------------------------------------
                APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 4.7%
    63,000   Amazon.com, Inc. (a) .......................         $   12,379,500
     2,000   Bravo Brio Restaurant Group, Inc. (a) ......                 41,280
   333,400   CarMax, Inc. (a) ...........................             11,568,980
    74,700   DIRECTV Group, Inc. (The) (a) ..............              3,629,673
   828,300   DreamWorks Animation SKG, Inc. (a) .........             21,941,667
   140,000   Gentex Corp. ...............................              4,389,000
   229,000   Quiksilver, Inc. (a) .......................                996,150
                                                                  --------------
                                                                      54,946,250
                                                                  --------------
CONSUMER STAPLES - 1.4%
 3,413,405   Smart Balance, Inc. (a) (b) ................             16,316,076
                                                                  --------------

ENERGY - 4.4%
   200,000   Cabot Oil & Gas Corp. ......................             11,256,000
    50,000   EOG Resources, Inc. ........................              5,645,500
   120,000   National Oilwell Varco, Inc. ...............              9,202,800
    84,000   Oceaneering International, Inc. (a) ........              7,343,280
   200,000   Range Resources Corp. ......................             11,290,000
   520,000   Rex Energy Corp. (a) .......................              6,671,600
                                                                  --------------
                                                                      51,409,180
                                                                  --------------
FINANCIALS - 1.3%
   605,820   MarketAxess Holdings, Inc. .................             14,751,717
                                                                  --------------

HEALTH CARE - 38.8%
 1,533,373   Abiomed, Inc. (a) ..........................             26,650,023
 2,330,000   Accuray, Inc. (a) ..........................             20,713,700
   172,000   Affymetrix, Inc. (a) .......................                928,800
   205,000   Biogen Idec, Inc. (a) ......................             19,956,750
   590,300   BioMarin Pharmaceutical, Inc. (a) ..........             15,873,167
   791,700   Boston Scientific Corp. (a) ................              5,929,833
   591,600   Cardica, Inc. (a) ..........................              2,342,736
 1,172,800   Cepheid, Inc. (a) ..........................             37,893,168
 1,669,750   Conceptus, Inc. (a) (b) ....................             25,764,242
 1,031,800   Dendreon Corp. (a) .........................             44,811,074
 5,625,000   Dyax Corp. (a) (b) .........................             11,250,000
 3,330,250   ImmunoGen, Inc. (a) ........................             44,492,140
   360,000   InterMune, Inc. (a) ........................             16,070,400
   198,500   Kinetic Concepts, Inc. (a) .................             11,717,455
   706,200   Luminex Corp. (a) ..........................             13,693,218

      The accompanying notes are an integral part of these financial statements.

                                                                              25


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED


    Shares                                                            Value
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
    80,000   Momenta Pharmaceuticals, Inc. (a) ..........            $ 1,509,600
 1,932,000   Nektar Therapeutics (a) ...................              20,054,160
   155,000   NuVasive, Inc. (a) .........................              4,787,950
 1,742,600   OraSure Technologies, Inc. (a) .............             15,352,306
 1,768,339   Pharmacyclics, Inc. (a) ....................             11,724,088
   317,200   Roche Holding AG - CHF .....................             51,448,740
 2,747,300   Seattle Genetics, Inc. (a) .................             45,632,653
   116,000   SurModics, Inc. (a) ........................              1,781,760
                                                                  --------------
                                                                     450,377,963
                                                                  --------------

INDUSTRIALS - 9.1%
   201,900   AECOM Technology Corp. (a) .................              5,503,794
   195,000   Alaska Air Group, Inc. (a) .................             12,844,650
 2,130,000   AMR Corp. (a) ..............................             12,503,100
   433,700   Arkansas Best Corp. ........................              9,979,437
   140,000   C. H. Robinson Worldwide, Inc. .............             11,225,200
   441,210   Colfax Corp. (a) ...........................              9,640,438
 2,224,525   JetBlue Airways Corp. (a) ..................             12,590,812
    82,600   Pall Corp. .................................              4,827,144
   293,100   Ritchie Bros. Auctioneers, Inc. ............              9,165,237
   582,100   Southwest Airlines Co. .....................              6,839,675
   234,000   US Airways Group, Inc. (a) .................              2,127,060
    45,000   USA Truck, Inc. (a) ........................                560,250
   470,000   Vitran Corp, Inc. (a) ......................              7,327,300
     2,600   Zipcar, Inc. (a) ...........................                 67,054
                                                                  --------------
                                                                     105,201,151
                                                                  --------------

INFORMATION TECHNOLOGY - 33.1%
   615,000   Adobe Systems, Inc. (a) ....................             20,633,250
   180,000   Akamai Technologies, Inc. (a) ..............              6,199,200
   570,000   Altera Corp. ...............................             27,759,000
   247,777   ASML Holding N.V. - ADR ....................             10,347,167
   115,000   Avid Technology, Inc. (a) ..................              2,136,700
   273,500   Cree, Inc. (a) .............................             11,142,390
    96,500   Cymer, Inc. (a) ............................              4,642,615
 1,083,400   Electronic Arts, Inc. (a) ..................             21,863,012
   200,000   EMC Corp. (a) ..............................              5,668,000
   270,000   FARO Technologies, Inc. (a) ................             11,655,900
   240,000   FEI Co. (a) ................................              7,790,400
   716,300   FormFactor, Inc. (a) .......................              7,428,031

The accompanying notes are an integral part of these financial statements.

26


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED

    Shares                                                            Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
    36,600   Google, Inc. - Class A (a) .................           $ 19,914,060
   812,000   GSI Commerce, Inc. (a) .....................             23,767,240
 1,087,100   Guidance Software, Inc. (a) ................              8,685,929
   275,000   Intuit, Inc. (a) ...........................             15,279,000
   365,300   KLA-Tencor Corp. ...........................             16,036,670
   800,000   Micron Technology, Inc. (a) ................              9,032,000
   420,000   Monster Worldwide, Inc. (a) ................              6,892,200
   149,200   NeuStar, Inc. - Class A (a) ................              4,011,988
   570,000   Nuance Communications, Inc. (a) ............             11,799,000
   326,550   NVIDIA Corp. (a) ...........................              6,531,000
   311,800   Rambus, Inc. (a) ...........................              6,204,820
   481,200   Research In Motion Ltd. (a) ................             23,410,380
     5,400   Responsys, Inc. (a) ........................                 86,292
   260,000   RightNow Technologies, Inc. (a) ............              9,406,800
    83,100   SanDisk Corp. (a) ..........................              4,083,534
   733,500   SMART Technologies, Inc. - Class A (a) .....              7,305,660
   637,700   Stratasys, Inc. (a) ........................             34,340,145
   230,100   Symantec Corp. (a) .........................              4,521,465
   120,000   Trimble Navigation Ltd. (a) ................              5,620,800
 1,104,600   Websense, Inc. (a) .........................             28,487,634
    60,000   Yahoo!, Inc. (a) ...........................              1,065,000
                                                                  --------------
                                                                     383,747,282
                                                                  --------------

MATERIALS - 2.6%
   306,800   Monsanto Co. . .............................             20,874,672
    63,200   Potash Corp. of Saskatchewan, Inc. .........              9,201,216
                                                                  --------------
                                                                      30,075,888
                                                                  --------------

TELECOMMUNICATION SERVICES - 0.1%
   296,700   Sprint Nextel Corp. (a) ....................              1,536,906
                                                                  --------------

TOTAL COMMON STOCKS
 (Cost $852,312,143) ....................................         $1,108,362,413
                                                                  --------------


      The accompanying notes are an integral part of these financial statements.

                                                                              27


SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2011 (UNAUDITED)--CONTINUED

    Shares                                                            Value
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.7%

54,159,249   Dreyfus Treasury Prime Cash Management Fund          $   54,159,249
                                                                  --------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $54,159,249) .....................................             54,159,249
                                                                  --------------

TOTAL INVESTMENTS - 100.2%
 (Cost $906,471,392) ....................................          1,162,521,662
Liabilities in Excess of Other Assets - (0.2)% ..........             (2,504,522)
                                                                  --------------

TOTAL NET ASSETS - 100.0% ...............................         $1,160,017,140
                                                                  ==============
------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Franc.
(a)  Non-Income Producing.

(b) Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS (R)) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC
("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.


The accompanying notes are an integral part of these financial statements.


                STATEMENTS OF ASSETS AND LIABILITIES
                PRIMECAP ODYSSEY FUNDS
                APRIL 30, 2011 (UNAUDITED)
                -------------------------------------------------------------------------
                                         PRIMECAP         PRIMECAP        PRIMECAP
                                         ODYSSEY           ODYSSEY    ODYSSEY AGGRESSIVE
                                        STOCK FUND       GROWTH FUND     GROWTH FUND
                                        ----------       -----------  ------------------
ASSETS
  Investments, at cost ...............  $642,415,606   $1,575,222,084  $  906,471,392
                                        ============   ==============  ==============

  Investments, at value (unaffiliated)  $795,626,086   $1,867,796,979  $1,109,191,344
  Investments, at value (affiliated)            --        109,858,223      53,330,318
  Receivables:
   Securities sold ...................     1,530,067        5,606,545       1,280,723
   Dividends and interest ............     1,453,117        2,259,133         717,842
   Fund shares sold ..................       964,781        3,704,574       3,098,456
  Prepaid expenses and other assets           29,874           68,166          48,980
                                        ------------   --------------  --------------
    Total assets .....................   799,603,925    1,989,293,620   1,167,667,663
                                        ------------   --------------  --------------
LIABILITIES
  Payable for securities purchased ...       878,187        7,035,137       5,333,245
  Payable for fund shares repurchased        245,755          644,821         665,123
  Payable to advisor (Note 6) ........     1,172,663        2,455,013       1,430,031
  Other accrued expenses & liabilities       155,864          265,474         222,124
                                        ------------   --------------  --------------
    Total liabilities ................     2,452,469       10,400,445       7,650,523
                                        ------------   --------------  --------------
NET ASSETS ...........................  $797,151,456   $1,978,893,175  $1,160,017,140
                                        ============   ==============  ==============
Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) .......    51,508,727      114,756,407      61,741,037
                                        ============   ==============  ==============
Net asset value, offering and
  redemption price per share .........  $      15.48   $        17.24  $        18.79
                                        ============   ==============  ==============
COMPONENTS OF NET ASSETS
  Paid-in capital ....................  $666,524,804   $ 1,558,857,061 $  888,885,988
  Undistributed net
   investment income .................     4,692,079        3,360,021            --
  Accumulated net realized
   gain (loss) on
   investments .......................   (27,329,387)      14,131,293      15,020,094
Accumulated net unrealized
  appreciation on investments ........   153,263,960      402,544,800     256,111,058
                                        ------------   --------------  --------------
    Net assets .......................  $797,151,456   $1,978,893,175  $1,160,017,140
                                        ============   ==============  ==============


      The accompanying notes are an integral part of these financial statements.


                STATEMENTS OF OPERATIONS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)

                                                                  PRIMECAP
                                      PRIMECAP       PRIMECAP      ODYSSEY
                                      ODYSSEY        ODYSSEY      AGGRESSIVE
                                     STOCK FUND     GROWTH FUND   GROWTH FUND
                                     ----------     -----------   -----------
INVESTMENT INCOME
  Income
   Dividends (net of foreign taxes
    withheld of $527,635, $756,505,
    and $344,207, respectively) ...   $  8,198,292  $  9,239,844  $  2,643,575
   Interest income ................            232           332           221
                                      ------------  ------------  ------------
    Total income ..................      8,198,524     9,240,176     2,643,796
                                      ------------  ------------  ------------
  Expenses
   Advisory fees ..................      2,175,202     4,659,976     2,680,913
   Fund administration and
    accounting fees ...............        163,775       356,308       201,042
   Professional fees ..............         27,349        27,738        27,388
   Shareholder servicing fees .....         81,440       276,725       200,050
   Registration fees ..............         15,168        33,295        29,395
   Custody fees ...................         36,550        68,100        44,660
   Trustee fees ...................         14,430        14,599        14,399
   Printing and mailing ...........          9,444        36,290        30,565
   Other ..........................         33,859        56,906        36,825
                                      ------------  ------------  ------------
    Total expenses ................      2,557,217     5,529,937     3,265,237
                                      ------------  ------------  ------------

    Net investment income (loss)         5,641,307     3,710,239      (621,441)
                                      ------------  ------------  ------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
  Net realized gain on investments       5,469,786    28,600,036    15,097,101
                                      ------------  ------------  ------------
  Change in net unrealized
   appreciation on investments ....     99,906,734   244,879,598   167,701,156
                                      ------------  ------------  ------------
  Net realized and unrealized gain
   on investments .................    105,376,520   273,479,634   182,798,257
                                      ------------  ------------  ------------
    Net increase in net assets
     resulting from operations ....   $111,017,827  $277,189,873  $182,176,816
                                      ============  ============  ============


The accompanying notes are an integral part of these financial statements.



                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED           YEAR ENDED
                                             APRIL 30, 2011(1)  OCTOBER 31, 2010
                                             --------------     ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income .................     $   5,641,307      $  4,596,688
  Net realized gain on investments ......         5,469,786         1,276,438
  Change in net unrealized appreciation
   on investments .......................        99,906,734        52,908,147
                                              -------------      ------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...........       111,017,827        58,781,273
                                              -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME ..............        (5,099,941)       (1,831,079)
                                              -------------      ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .............       286,834,925       403,570,379
  Proceeds from reinvestment
   of distribution. .....................         4,774,772         1,822,043
  Cost of shares redeemed ...............      (207,442,119)      (34,962,948)
  Redemption fee proceeds ...............             6,436             7,738
                                              -------------      ------------
  NET INCREASE FROM CAPITAL
   SHARE TRANSACTIONS ...................        84,174,014       370,437,212
                                              -------------      ------------

  TOTAL INCREASE IN NET ASSETS ..........       190,091,900       427,387,406

NET ASSETS
  Beginning of period ...................       607,059,556       179,672,150
                                              -------------      ------------
  End of period (includes
   undistributed net investment
   income of $4,692,079 and
   $4,150,713, respectively) ............     $ 797,151,456      $607,059,556
                                              =============      ============

CHANGE IN CAPITAL SHARES
  Shares outstanding, beginning
   of period ............................        45,027,268        15,370,380
                                              -------------      ------------
  Shares sold ...........................        20,128,907        32,259,418
  Shares issued on reinvestment
   of distributions .....................           341,543           144,721
  Shares repurchased ....................       (13,988,991)       (2,747,251)
                                              -------------      ------------
   Net increase in capital shares .......         6,481,459        29,656,888
                                              -------------      ------------
   Shares outstanding, end of period ....        51,508,727        45,027,268
                                              =============      ============
------
(1) Unaudited.


      The accompanying notes are an integral part of these financial statements.


                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED            YEAR ENDED
                                            APRIL 30, 2011(1)  OCTOBER 31, 2010
                                            --------------     ----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income ..................   $    3,710,239    $    1,633,753
  Net realized gain on investments .......       28,600,036           999,154
  Change in net unrealized
   appreciation on investments ...........      244,879,598       189,779,096
                                             --------------    --------------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ............      277,189,873       192,412,003
                                             --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME ...............       (1,416,348)       (1,825,837)
                                             --------------    --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............      402,281,006       745,167,382
  Proceeds from reinvestment
   of distribution .......................        1,337,875         1,740,542
  Cost of shares redeemed ................     (151,707,813)     (192,905,219)
  Redemption fee proceeds ................           42,676            87,258
                                             --------------    --------------
   NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS .........................      251,953,744       554,089,963
                                             --------------    --------------

   TOTAL INCREASE IN NET ASSETS ..........      527,727,269       744,676,129

NET ASSETS
  Beginning of period ....................    1,451,165,906       706,489,777
                                             --------------    --------------
  End of period (including
   undistributed net investment
   income of $3,360,021 and
   $1,066,130, respectively) .............   $1,978,893,175    $1,451,165,906
                                             ==============    ==============

CHANGE IN CAPITAL SHARES
  Shares outstanding, beginning of period        98,706,971        57,986,448
                                             --------------    --------------
   Shares sold ...........................       25,611,553        54,837,387
   Shares issued on reinvestment
    of distributions .....................           87,787           132,764
   Shares repurchased ....................       (9,649,904)      (14,249,628)
                                             --------------    --------------
    Net increase in capital shares .......       16,049,436        40,720,523
                                             --------------    --------------
  Shares outstanding, end of period ......      114,756,407        98,706,971
                                             ==============    ==============
------
(1) Unaudited.



The accompanying notes are an integral part of these financial statements.



                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ----------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED           YEAR ENDED
                                            APRIL 30, 2011(1)  OCTOBER 31, 2010
                                            --------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ................      $     (621,441)      $ (2,543,607)
  Net realized gain on investments ...          15,097,101         41,684,298
  Change in net unrealized
   appreciation on investments .......         167,701,156        102,743,903
                                            --------------       ------------
   Net increase in net assets
    resulting from operations ........         182,176,816        141,884,594
                                            --------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM REALIZED GAIN ON INVESTMENTS ....         (27,881,437)              --
                                            --------------       ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..........         248,488,498        402,604,235
  Proceeds from reinvestment
   of distribution ...................          27,335,474               --
  Cost of shares redeemed ............         (80,084,741)       (98,500,526)
  Redemption fee proceeds ............              34,155            129,280
                                            --------------       ------------
   NET INCREASE FROM CAPITAL
    SHARE TRANSACTIONS ...............         195,773,386        304,232,989
                                            --------------       ------------
   TOTAL INCREASE IN NET ASSETS ......         350,068,765        446,117,583

NET ASSETS
  Beginning of period ................         809,948,375        363,830,792
                                            --------------       ------------
  End of period ......................      $1,160,017,140       $809,948,375
                                            ==============       ============

CHANGE IN CAPITAL SHARES
  Shares outstanding,
   beginning of period ...............          50,097,938         29,505,941
                                            --------------       ------------
  Shares sold ........................          14,649,646         27,379,055
  Shares issued on
   reinvestment of distributions .....           1,689,461               --
  Shares repurchased .................          (4,696,008)        (6,787,058)
                                            --------------       ------------
   Net increase in capital shares ....          11,643,099         20,591,997
                                            --------------       ------------
  Shares outstanding, end of period             61,741,037         50,097,938
                                            ==============       ============

------
(1) Unaudited.


      The accompanying notes are an integral part of these financial statements.



                Financial Highlights
                PRIMECAP Odyssey Stock Fund
                ----------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                      SIX MONTHS    YEAR         YEAR     YEAR       YEAR    YEAR
                                        ENDED       ENDED       ENDED    ENDED      ENDED    ENDED
                                       APR. 30,    OCT. 31,    OCT. 31, OCT. 31,   OCT. 31, OCT. 31,
                                        2011(1)      2010        2009     2008       2007     2006
                                       ---------   --------    -------- --------   -------- --------

Net asset value, beginning of period    $13.48      $11.69      $10.10   $15.22     $13.48   $11.48
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..............    0.11       0.095        0.10     0.06       0.07     0.03
  Net realized and unrealized
   gain (loss) on investments ........    2.00        1.79        1.55    (4.99)      1.79     1.97
                                        ------      ------      ------   ------     ------   ------
Total from investment operations .....    2.11        1.88        1.65    (4.93)      1.86     2.00
                                        ------      ------      ------   ------     ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income   (0.11)      (0.09)      (0.06)   (0.07)     (0.04)   (0.00)(4)
  Distributions from realized gain ...    --          --          --      (0.12)     (0.08)   (0.00)(4)
                                        ------      ------      ------   ------     ------   ------
Total distributions ..................   (0.11)      (0.09)      (0.06)   (0.19)     (0.12)   (0.00)
                                        ------      ------      ------   ------     ------   ------
Redemption fee proceeds ..............    0.00(4)     0.00(4)     0.00(4)  0.00(4)    0.00(4)  0.00(4)
                                        ------      ------      ------   ------     ------   ------
Net asset value, end of period .......  $15.48      $13.48      $11.69   $10.10     $15.22   $13.48
                                        ======      ======      ======   ======     ======   ======


Total return .........................   15.72%(3)   16.14%      16.55%   (32.73%)   13.88%   17.48%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ..........  $797.2      $607.1      $179.7   $187.0     $ 216.4  $ 88.4
   (millions)

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS .........................    0.65%(2)    0.71%       0.80%    0.79%      0.81%    0.99%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS ..............    1.44%(2)    1.37%(5)    0.96%    0.51%      0.59%    0.41%

Portfolio turnover rate ..............   21.59%(3)    3.35%      33.55%    9.66%      5.87%    4.09%

------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Investment income per share reflects a special dividend of $0.05. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.74%.

The accompanying notes are an integral part of these financial statements.



                FINANCIAL HIGHLIGHTS
                PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.


                                      SIX MONTHS       YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED          ENDED      ENDED      ENDED      ENDED      ENDED
                                       APR. 30,       OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,
                                        2011(1)         2010       2009       2008       2007       2006
                                       ---------      --------   --------   --------   --------   --------

Net asset value,
  beginning of period ................  $  14.70      $  12.18     $10.07     $15.71     $13.76     $11.62
                                        --------      --------     ------     ------     ------     ------
Income from investment operations:
  Net investment income ..............      0.03          0.02       0.03       0.03       0.04       0.01
  Net realized and unrealized
   gain (loss) on investments ........      2.52          2.53       2.11      (5.59)      2.07       2.14
                                        --------      --------     ------     ------     ------     ------
Total from investment operations .....      2.55          2.55       2.14      (5.56)      2.11       2.15
                                        --------      --------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment income     (0.01)        (0.03)     (0.03)     (0.04)     (0.02)     (0.00)(4)
  Distributions from realized gain ...      --            --         --        (0.04)     (0.14)     (0.01)
                                        --------      --------     ------     ------     ------     ------
 Total distributions .................     (0.01)        (0.03)     (0.03)     (0.08)     (0.16)     (0.01)
                                        --------      --------     ------     ------     ------     ------
 Redemption fee proceeds .............      0.00(4)       0.00(4)    0.00(4)    0.00(4)    0.00(4)    0.00(4)
                                        --------      --------     ------     ------     ------     ------


Net asset value, end of period .......  $  17.24      $  14.70     $12.18     $10.07     $15.71     $13.76
                                        ========      ========     ======     ======     ======     ======

Total return .........................     17.39%(3)     20.96%     21.39%     (35.55%)   15.46%     18.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ............  $1,978.9      $1,451.2     $706.5     $412.4     $512.0     $202.2
(millions)

Ratio of expenses to average net .....      0.66%(2)      0.68%      0.71%      0.71%      0.75%      0.89%
assets

Ratio of net investment income
to average net assets ................      0.44%(2)      0.15%      0.35%      0.26%      0.30%      0.19%

Portfolio turnover rate ..............      6.10%(3)      4.93%     12.49%     12.72%      4.83%      6.87%

------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.


      The accompanying notes are an integral part of these financial statements.



                FINANCIAL HIGHLIGHTS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ----------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.


                                      SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED         ENDED      ENDED      ENDED      ENDED      ENDED
                                       APR. 30,      OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,
                                        2011(1)        2010       2009       2008       2007       2006
                                       ---------     --------   --------   --------   --------   --------
Net asset value, beginning of period  $  16.17        $12.33     $ 9.46     $16.03     $13.92     $11.24
                                      --------        ------     ------     ------     ------     ------
  Income from investment operations:
  Net investment loss ..............     (0.01)        (0.05)     (0.05)     (0.06)     (0.03)     (0.02)
  Net realized and unrealized
   gain (loss) on investments ......      3.16          3.89       2.92      (6.42)      2.34       2.70
                                      --------        ------     ------     ------     ------     ------
Total from investment operations ...      3.15          3.84       2.87      (6.48)      2.31       2.68
                                      --------        ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Distributions from realized gain ...     (0.53)         --         --        (0.09)     (0.20)      --
                                      --------        ------     ------     ------     ------     ------
Redemption fee proceeds ............      0.00(4)       0.00(4)    0.00(4)    0.00(4)    0.00(4)    0.00(4)
                                      --------        ------     ------     ------     ------     ------

Net asset value, end of period .....  $  18.79        $16.17     $12.33     $ 9.46     $16.03     $13.92
                                      ========        ======     ======     ======     ======     ======

Total return .......................     20.00%(3)     31.14%     30.34%     (40.60%)   16.76%     23.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period ..........  $1,160.0        $809.9     $363.8     $225.4     $375.2     $119.9
  (millions)

Ratio of expenses to average net ...      0.68%(2)      0.71%      0.77%      0.78%      0.78%      0.99%
  assets

Ratio of net investment loss
  to average net assets ............      (0.13%)(2)    (0.45%)    (0.54%)    (0.46%)    (0.25%)    (0.33%)

Portfolio turnover rate ............      6.00%(3)     15.34%     19.70%     24.32%      6.02%     12.30%


(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.




The accompanying notes are an integral part of these financial statements.

                NOTES TO FINANCIAL STATEMENTS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED)

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust") was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the "Investment Advisor") serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund's investment objective is to provide long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

     A.   SECURITY VALUATION.
          Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the New York Stock Exchange (the "NYSE"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust's board of trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its net asset value per share ("NAV") may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

          Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED

          Foreign securities are recorded in the financial statements after their prices are converted to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

     B.   SHARE VALUATION.
          The net asset value per share ("NAV") of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

     C.   FOREIGN CURRENCY.
          Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     D.   FEDERAL INCOME TAXES.
          Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "IRC"). The Funds intend to distribute substan- tially all of their taxable income and any capital gains in excess of applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

          The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed in any Fund as of April 30, 2011. As of April 30, 2011, open tax years include the tax years ended October 31, 2007 through 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED


     E.   ALLOCATION OF EXPENSES.
          Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

     F.   SECURITY TRANSACTIONS, INVESTMENT INCOME, AND DISTRIBUTIONS.
          Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/ accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

     G.   USE OF ESTIMATES.
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     H.   INDEMNIFICATION OBLIGATIONS.
          Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

(3) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2011 were as follows:

FUND                                               PURCHASES           SALES
----                                              ------------      ------------
PRIMECAP Odyssey Stock Fund ...............       $273,364,665      $151,875,851
PRIMECAP Odyssey Growth Fund ..............       $333,401,133      $ 97,992,279
PRIMECAP Odyssey Aggressive Growth Fund ...       $216,927,173      $ 54,691,138

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED

(4) FAIR VALUE OF THE FINANCIAL INSTRUMENTS

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used to value the asset or liability. These standards state that "observable inputs" reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. "Unobservable inputs" reflect the entity's own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

     Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.

     Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

     Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information).

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2011. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.


                                  QUOTED PRICES
                                   IN ACTIVE    SIGNIFICANT
                                   MARKETS FOR    OTHER     SIGNIFICANT
                                    IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                      ASSETS       INPUTS     INPUTS
FUND             DESCRIPTION        (LEVEL 1)    (LEVEL 2)   (LEVEL 3)      TOTAL
-------------    -------------   -------------- ----------- -------------  -------
PRIMECAP         Equity
ODYSSEY STOCK     Common Stock   $  781,019,811    $ --         $ --     $  781,019,811
FUND                             --------------    -----        -----    --------------
                  Total Equity   $  781,019,811    $ --         $ --     $  781,019,811
                                 --------------    -----        -----    --------------
                 Short-Term      $   14,606,275    $ --         $ --     $   14,606,275
                                 --------------    -----        -----    --------------
                  Investments
                 Total Investments
                  in Securities  $  795,626,086    $ --         $ --     $  795,626,086
                                 ==============    =====        =====    ==============
PRIMECAP         Equity
ODYSSEY GROWTH    Common Stock   $1,894,590,791    $ --         $ --     $1,894,590,791
FUND                             --------------    -----        -----    --------------
                  Total Equity   $1,894,590,791    $ --         $ --     $1,894,590,791
                                 --------------    -----        -----    --------------
                 Short-Term      $   83,064,411    $ --         $ --     $   83,064,411
                                 --------------    -----        -----    --------------
                  Investments
                 Total Investments
                  in Securities  $1,977,655,202    $ --         $ --     $1,977,655,202
                                 ==============    =====        =====    ==============

PRIMECAP         Equity
ODYSSEY           Common Stock    $1,108,362,413   $ --         $ --     $1,108,362,413
AGGRESSIVE                        --------------    -----        -----    --------------
GROWTH FUND       Total Equity    $1,108,362,413   $ --         $ --     $1,108,362,413
                                  --------------    -----        -----    --------------
                 Short-Term       $   54,159,249   $  --        $ --     $   54,159,249
                                  --------------    -----        -----    --------------
                  Investments
                 Total Investments
                  in Securities   $1,162,521,662   $ --         $ --     $1,162,521,662
                                  ==============   =====        =====    ===============

------
Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

(5) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED

As of October 31, 2010, the components of capital on a tax basis were as follows:
                                                                  PRIMECAP
                                    PRIMECAP        PRIMECAP       Odyssey
                                    ODYSSEY         ODYSSEY       AGGRESSIVE
                                   STOCK FUND     GROWTH FUND     GROWTH FUND
                                 -------------   --------------   ------------
Cost of investments
  for tax purposes(1) .........  $ 562,380,581   $1,297,133,832   $722,523,447
                                 =============   ==============   ============
Gross tax unrealized
  appreciation ................     79,683,082      260,985,245    164,880,361
Gross tax unrealized
  depreciation ................    (29,846,067)    (107,360,252)   (76,515,282)
                                 -------------   --------------   ------------
Net tax unrealized appreciation  $  49,837,015   $  153,624,993   $ 88,365,079
                                 =============   ==============   ============
Undistributed ordinary income    $   4,150,713   $    1,066,130   $       --
Undistributed long-term
  capital gain ................           --               --       27,849,253
                                 -------------   --------------   ------------
Total distributable earnings     $   4,150,713   $    1,066,130   $ 27,849,253
                                 -------------   --------------   ------------
Other accumulated loss.........  $ (29,278,962)  $  (10,428,534)  $       --
                                 -------------   --------------   ------------
Total accumulated gain ........  $  24,708,766   $  144,262,589   $116,214,332
                                 =============   ==============   ============

------
(1) At October 31, 2010, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

At October 31, 2010, the PRIMECAP Odyssey Stock Fund and PRIMECAP Odyssey Growth Fund had capital loss carryovers of $29,278,962 an$10,428,534, respectively, of which $3,593,931 and $689,857 expire on October 31, 2016, and $25,685,031 and
$9,738,677 expire on October 31, 2017, respectively.

Tax components of dividends paid during the six months ended April 30, 2011 and the year ended October 31, 2010 were as follows:

                                                       APRIL 30, 2011
                                                -----------------------------
                                                 ORDINARY         LONG-TERM
                                                   INCOME        CAPITAL GAIN
                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                -------------    -------------
PRIMECAP Odyssey Stock Fund ................     $5,099,941       $      --
PRIMECAP Odyssey Growth Fund ...............     $1,416,348       $      --
PRIMECAP Odyssey Aggressive Growth Fund ....     $     --         $27,881,437

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED

                                                      October 31, 2010
                                              ------------------------------
                                                 Ordinary        Long-Term
                                                  Income        Capital Gain
                                              Distributions     Distributions
                                              -------------     -------------
PRIMECAP Odyssey Stock Fund ...............     $1,831,079       $        --
PRIMECAP Odyssey Growth Fund ..............     $1,825,837       $        --
PRIMECAP Odyssey Aggressive Growth Fund ...     $     --         $        --


The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2010.

In December 2010, the Regulated Investment Company Modernization Act (the "RIC Act") was enacted by Congress and signed into law. Under the RIC Act, new capital losses may be carried forward indefinitely and retain the character of the original loss. The RIC Act, among other things, also contains provisions aimed at preventing disqualification under the IRC for inadvertent failures to comply with the asset diversification and qualifying income tests, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain pay-through income and gains. Most of the provisions of the RIC Act will apply to the Funds beginning in the 2013 fiscal year. Management is evaluating the implications of the RIC Act, if any, and the impact on the Funds' financial statements is being assessed.

(6) INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:

                                              FOR THE FIRST  ASSETS IN EXCESS OF
                                              $100,000,000      $100,000,000
                                                PER FUND          PER FUND
                                              -------------  -------------------
PRIMECAP Odyssey Stock Fund ...................   0.60%             0.55%
PRIMECAP Odyssey Growth Fund ..................   0.60%             0.55%
PRIMECAP Odyssey Aggressive Growth Fund .......   0.60%             0.55%


The Bank of New York Mellon Corporation serves as the Funds' custodian. U.S. Bancorp Fund Services, LLC ("USBFS") serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds' distributor.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2011 (UNAUDITED) - CONTINUED


(7) OTHER AFFILIATES

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:


PRIMECAP Odyssey Growth Fund
                                                  CURRENT PERIOD TRANSACTIONS
                                        --------------------------------------------------
                             MARKET                 PROCEEDS                       MARKET
                          VALUE AS OF                 FROM             REALIZED   VALUE AT
                           OCTOBER 31,  PURCHASES  SECURITIES  DIVIDEND  GAIN    APRIL 30,
COMMON STOCK                  2010       AT COST      SOLD      INCOME  (LOSS)     2011
------------              -----------   ---------  ----------  -------- -------  ---------
Conceptus, Inc.            31,457,075      591,600     --        --      --     34,775,023
ImmunoGen, Inc.            46,196,400         --       --        --      --     75,083,200
                          -----------   ---------- ----------  -------- ----- ------------
Total                     $77,653,475   $  591,600     --        --      --   $109,858,223
                          ===========   ========== ==========  ======== ===== ============


PRIMECAP Odyssey Aggressive Growth Fund

                                                   CURRENT PERIOD TRANSACTIONS
                                        --------------------------------------------------
                             MARKET                 PROCEEDS                       MARKET
                          VALUE AS OF                 FROM             REALIZED   VALUE AT
                           OCTOBER 31,  PURCHASES  SECURITIES  DIVIDEND  GAIN    APRIL 30,
COMMON STOCK                  2010       AT COST      SOLD      INCOME  (LOSS)     2011
------------              -----------   ---------  ----------  -------- -------  ---------
Conceptus, Inc.            21,382,497    2,269,604     --        --      --     25,764,242
Dyax, Corp                 11,223,647    2,036,300     --        --      --     11,250,000
Smart Balance, Inc.        11,433,670      729,968     --        --      --     16,316,076
                          -----------   ---------- ----------  -------- ----- ------------
Total                     $44,039,814   $5,035,872     --        --      --   $ 53,330,318
                          ===========   ========== ==========  ======== ===== ============


(8) SUBSEQUENT EVENTS

The funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

                   ADDITIONAL INFORMATION
                   PRIMECAP ODYSSEY FUNDS
                   -------------------------------------------------------------
                   (UNAUDITED)

PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's board of trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-729-2307. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedules of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-800-729-2307.

                   MANAGEMENT
                   PRIMECAP ODYSSEY FUNDS
                   -------------------------------------------------------------
                   (UNAUDITED)

PORTFOLIO MANAGERS

PRIMECAP Management Company has five portfolio managers who together have more than 180 years of investment experience. Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each Fund's assets may be managed by individuals in the Investment Advisor's research department. The portfolio managers primarily responsible for overseeing the Funds' investments are:

                NAME                           YEARS OF EXPERIENCE
                --------------------------------------------------
                Howard B. Schow                         55
                Mitchell J. Milias                      47
                Theo A. Kolokotrones                    41
                Joel P. Fried                           26
                Alfred W. Mordecai                      14


OFFICERS AND TRUSTEES

The Trust's officers, who administer the Funds' daily operations, are appointed by the board of trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds' policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds' website at http://www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust's executive officers.


                           POSITION(S)   TERM OF OFFICE;
NAME, ADDRESS              HELD          LENGTH OF       PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)            WITH TRUST    TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------
Howard B. Schow            Co-Chief      Indefinite;     Chairman Emeritus, Director, Portfolio
225 South Lake Ave.        Executive     Since 09/04     Manager, and Principal
Pasadena, CA 91101-3005    Officer                       PRIMECAP Management Company
(1927)

Theo A. Kolokotrones       Co-Chief      Indefinite;     Vice-Chairman, Director, Portfolio
225 South Lake Ave.        Executive     Since 09/04     Manager, and Principal
Pasadena, CA 91101-3005    Officer                       PRIMECAP Management Company
(1946)



MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED) - CONTINUED

                           POSITION(S)   TERM OF OFFICE;
NAME, ADDRESS              HELD          LENGTH OF       PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)            WITH TRUST    TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------
Joel P. Fried            Co-Chief        Indefinite;     President, Director, Portfolio Manager,
225 South Lake Ave.      Executive       Since 09/04     and Principal
Pasadena, CA 91101-3005  Officer                         PRIMECAP Management Company
(1962)                   and
                         Trustee
-----------------------------------------------------------------------------------------------
Michael J. Ricks         Chief           Indefinite;     Director of Fund Administration,
225 South Lake Ave.      Financial       Since 03/11     PRIMECAP Management Company
Pasadena, CA 91101-3005  Officer,                        (Since 2011); Vice President, Fund
(1977)                   Chief                           Administration and Compliance,
                         Administrative                  U.S. Bancorp Fund Services, LLC
                         Officer, and                    (2001-2011)
                         Secretary
-----------------------------------------------------------------------------------------------
Karen Chen               Vice            Indefinite;     Chief Compliance Officer, Director of
225 South Lake Ave.      President       Since 10/04     Compliance and Reporting
Pasadena, CA 91101-3005  of                              PRIMECAP Management Company
(1973)                   Compliance
                         and Chief
                         Compliance
                         Officer
                         and AML
                         Officer
-----------------------------------------------------------------------------------------------

"INDEPENDENT" TRUSTEES. The table below sets forth certain each of the information about trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").

                                                                         NUMBER OF
                                     TERM OF                             PORTFOLIOS     OTHER
                   POSITION(S)       OFFICE;                              IN FUND   DIRECTORSHIPS
NAME, ADDRESS         HELD          LENGTH OF   PRINCIPAL OCCUPATION(S)  COMPLEX BY   HELD BY
(YEAR OF BIRTH)    WITH TRUST     TIME SERVED     DURING PAST 5 YEARS    TRUSTEE(1)   TRUSTEE
-------------------------------------------------------------------------------------------------

Benjamin F. Hammon   Chairman     Indefinite;   Retired; Director,              3       None
225 South Lake Ave.  of the       Since 09/04   Institutional Equity
Pasadena, CA         Board and                  Sales, Salomon Smith
91101-3005           Trustee                    Barney Inc. (1963-1998)
(1935)
-------------------------------------------------------------------------------------------------
Wayne H. Smith       Chairman     Indefinite;   Retired; President,             3       None
225 South Lake Ave.  of the Audit Since 09/04   Wayne H. Smith
Pasadena, CA         Committee                  Consulting, Inc. (2002-
91101-3005           and Trustee                2007); Vice President,
(1941)                                          Financial Services, Avery
                                                Dennison Corporation
                                                (2001-2002); Vice
                                                President, Financial
                                                Services, and Treasurer,
                                                Avery Dennison
                                                Corporation (1999-
                                                2001)
-------------------------------------------------------------------------------------------------


                                                                              47


MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED) - CONTINUED


                                                                         NUMBER OF
                                     TERM OF                             PORTFOLIOS     OTHER
                   POSITION(S)       OFFICE;                              IN FUND   DIRECTORSHIPS
NAME, ADDRESS         HELD          LENGTH OF   PRINCIPAL OCCUPATION(S)  COMPLEX BY   HELD BY
(YEAR OF BIRTH)    WITH TRUST     TIME SERVED     DURING PAST 5 YEARS    TRUSTEE(1)   TRUSTEE
-------------------------------------------------------------------------------------------------

Joseph G. Uzelac     Trustee      Indefinite;   Retired; Managing               3       None
225 South Lake Ave.               Since 10/07   Director, Lehman
Pasadena, CA                                    Brothers Global
91101-3005                                      Investment Bank
(1944)                                          (1988-2007)
-------------------------------------------------------------------------------------------------
Elizabeth D. Obershaw Trustee     Indefinite;   Managing Director,              3       None
225 South Lake Ave.               Since 06/08   Horsley Bridge
Pasadena, CA                                    Partners, a California-
91101-3005                                      based investment advisor
(1960)                                          (2007-present); Vice
                                                President and
                                                Chief Investment
                                                Officer, Hewlett-Packard
                                                Company (1991-2007);
                                                Hewlett-Packard
                                                Company (1983-1991)
-------------------------------------------------------------------------------------------------

(1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

"INTERESTED" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.


                                                                         NUMBER OF
                                     TERM OF                             PORTFOLIOS     OTHER
                   POSITION(S)       OFFICE;                              IN FUND   DIRECTORSHIPS
NAME, ADDRESS         HELD          LENGTH OF   PRINCIPAL OCCUPATION(S)  COMPLEX BY   HELD BY
(YEAR OF BIRTH)    WITH TRUST     TIME SERVED     DURING PAST 5 YEARS    TRUSTEE(1)   TRUSTEE
-------------------------------------------------------------------------------------------------
Joel P. Fried (2)    Co-Chief     Indefinite;   President, Director,            3       None
225 South Lake Ave.  Executive    Since 09/04   Portfolio Manager,
Pasadena, CA         Officer and                and Principal
91101-3005           Trustee                    PRIMECAP
(1962)                                          Management Company
-------------------------------------------------------------------------------------------------

(1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

(2)  Mr. Fried is an "interested person" of the Trust, as defined by the 1940
     Act, because of his employment with PRIMECAP Management Company, the investment advisor to the Trust.




                               Investment Advisor
                          PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101

                                       o
                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                      615 East Michigan Street, 4th Floor
                           Milwaukee, Wisconsin 53202

                                       o
                                   Custodian
                    THE BANK OF NEW YORK MELLON CORPORATION
                                One Wall Street
                            New York, New York 10286

                                       o
                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                      615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                       o
                                 Administrator
                        U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741

                                       o
                                 Legal Counsel
                        BINGHAM McCUTCHEN LLP 355 South
                            Grand Avenue, Suite 4400
                         Los Angeles, California 90071

                                       o
                    Independent Registered Public Accounting
                        Firm PRICEWATERHOUSECOOPERS LLP
                            Three Embarcadero Center
                        San Francisco, California 94111


THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

PRIMECAP, PRIMECAP ODYSSEY, AND THE PRIMECAP ODYSSEY LOGO ARE TRADEMARKS OF PRIMECAP MANAGEMENT COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
(a) Not applicable.


      (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         PRIMECAP Odyssey Funds


         By    /s/ JOEL P. FRIED
               -----------------------------------------
               Joel P. Fried, Co-Chief Executive Officer

         Date  June 22, 2011


         By    /S/  HOWARD B. SCHOW
               -------------------------------------------
               Howard B. Schow, Co-Chief Executive Officer

         Date  June 22, 2011


         By    /S/ THEO A. KOLOKOTRONES
               ------------------------------------------------
               Theo A. Kolokotrones, Co-Chief Executive Officer

         Date  June 22, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By    /s/ JOEL P. FRIED
               -----------------------------------------
               Joel P. Fried, Co-Chief Executive Officer

         Date  June 22, 2011


         By    /S/  HOWARD B. SCHOW
               -------------------------------------------
               Howard B. Schow, Co-Chief Executive Officer

         Date  June 22, 2011


         By    /S/ THEO A. KOLOKOTRONES
               ------------------------------------------------
               Theo A. Kolokotrones, Co-Chief Executive Officer

         Date  June 22, 2011


         By    /S/ MICHAEL J. RICKS
               ------------------------------------------------
               Michael J. Ricks, Chief Financial Officer

         Date  June 22, 2011